Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31,	December 31,
	2017	2016

Trade receivables	$3,779	$2,126
Value added taxes receivable	2,751	1,638
Other receivables	101	238
	$6,631	$4,002